Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments by Term to Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of fair value of derivative instruments [line items]
Derivatives	$ 150,612	$ 142,450
Derivative liabilities	163,763	142,629
At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	150,612	142,450
Derivative liabilities	163,763	142,629
Under 1 year [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	148,605	140,261
Derivative liabilities	158,622	131,352
Under 1 year [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	54,660	46,148
Derivative liabilities	67,886	47,707
1 to 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	48,765	52,165
Derivative liabilities	51,170	51,690
Over 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	47,187	44,137
Derivative liabilities	$ 44,707	$ 43,232